Income Taxes - Additional Information (Details) $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Taxes [Line Items]
Effective profit tax rate		11.43%	11.43%	6.35%	2.87%
Net income		$ 1,934,898		$ 6,149,867	$ 2,723,638
Tax loss carryforwards		$ 3,706,113		2,030,373
Carryforwards period for net operating losses under The EIT law		5 years	5 years
Valuation allowance		$ 3,039,926		1,139,566	$ 2,129,655	$ 2,788,084
Domestic
Income Taxes [Line Items]
Valuation allowance				$ 1,413,831
Hong Kong Profits Tax
Income Taxes [Line Items]
Effective profit tax rate		8.25%	8.25%	16.50%
Net income			$ 2.0
Effective profit tax rate for remainder of the taxable income		16.50%	16.50%
PRC Enterprise Income Tax
Income Taxes [Line Items]
Effective profit tax rate	25.00%	25.00%	25.00%
Income tax effective date		Jan. 01, 2008	Jan. 01, 2008
Withholding income tax rate on dividends distributed by foreign investment enterprise		10.00%	10.00%
Minimum withholding tax rate recognized dividend from FIE		25.00%	25.00%
PRC Enterprise Income Tax | Maximum
Income Taxes [Line Items]
Withholding tax rate		5.00%	5.00%